Operating profit - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating profit
(Losses)/gains on forward foreign exchange contracts	$ (81)	$ 42	$ 150
(Losses)/gains on receivables and payables	(143)	(260)	(203)
Total	$ (224)	$ (218)	$ (53)